Fees Summary	Apr. 30, 2025 USD ($) EUR (€)
Fees Summary [Line Items]
Total Offering	$ 2,467,904,057.1
Previously Paid Amount	0
Total Fee Amount	377,836.11
Total Offset Amount	0
Net Fee	$ 377,836.11
Narrative - Max Aggregate Offering Amount | €	2,175,000,000
Final Prospectus	true